Preferred shares (Details) (CAD)	Dec. 31, 2012
Preferred Shares Details
Convertible upon issue, Shares	2,000,000
Convertible upon issue, Amount	3,256,400
Conditionally convertible, Shares	8,000,000
Conditionally convertible, Amount	232,600
Total Convertible Shares	10,000,000
Total Convertible Amount	3,489,000